John Hancock Bond Fund Average Annual Total Returns - John Hancock Bond Fund Classes A C I R2 R4 and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.14%)	(0.80%)	1.33%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.76%)	(2.31%)	(0.15%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.28%)	(1.21%)	0.39%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.27%	(0.69%)	1.04%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	0.30%	2.05%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	(0.08%)	1.66%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	0.16%	1.92%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	0.42%	2.18%